DERIVATIVE LIABILITIES (Details 3) - USD ($)	Jun. 30, 2016	Dec. 31, 2015
Warrant derivative liabilities
Beginning balance	$ 432,793	$ 0
Initial fair value of warrant derivative liability with January 2015 Non-Convertible Debenture		99,999
Initial fair value of warrant derivative liability with January 2015 Non-Convertible Debenture to Former CFO		49,999
Initial fair value of warrant derivative liability with the February 2014 Convertible Debentures		76,299
Reclassification of fair value of warrant derivative liability to additional paid-in capital upon exercise of warrant	(518,224)
Change in Fair Value	266,529	206,496
Ending Balance	181,098	432,793
Embedded conversion feature derivative liabilities
Beginning Balance	301,779	0
Fair value of Q2 2016 Notes embedded conversion feature derivative liability	1,409,664
Reclassification of fair value of embedded conversion feature derivative liability to additional paid-in capital upon conversion of Q3 2015 Notes	(2,018,565)	901,784
Change in Fair Value	1,716,786	(600,005)
Ending Balance	$ 1,409,664	$ 301,779